CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                  May 19, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:            First Trust Exchange-Traded Fund IV


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant's registration statement on Form N-1A (the "Registration Statement"). The Registration Statement relates to First Trust North American Energy Infrastructure Fund, a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP


                                        By: /s/ Morrison C. Warren
                                            ---------------------------------
                                                   Morrison C. Warren

Enclosures
 cc:  W. Scott Jardine
      Eric F. Fess